Commitments and Contingencies - Summary of Condensed Consolidated Statements of Income Information for MFC and MFLP (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Condensed Income Statements, Captions [Line Items]
Total revenue	$ 38,972	$ 58,323
Net income (loss) attributed to shareholders	4,800	2,104
MFC [Member]
Condensed Income Statements, Captions [Line Items]
Total revenue	443	182
Net income (loss) attributed to shareholders	4,800	2,104
MLI consolidated [Member]
Condensed Income Statements, Captions [Line Items]
Total revenue	38,994	58,445
Net income (loss) attributed to shareholders	5,076	2,467
Other subsidiaries of MFC on a combined basis [Member]
Condensed Income Statements, Captions [Line Items]
Total revenue	434	270
Net income (loss) attributed to shareholders	(419)	(257)
Consolidating adjustments [Member]
Condensed Income Statements, Captions [Line Items]
Total revenue	(899)	(574)
Net income (loss) attributed to shareholders	(4,657)	(2,210)
Manulife Finance (Delaware), L.P.[Member]
Condensed Income Statements, Captions [Line Items]
Total revenue	62	29
Net income (loss) attributed to shareholders	$ 22	$ 6